UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                     (Zip code)

Terrence O. Davis
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September30

Date of reporting period: March 31, 2016

Item 1.	REPORT TO STOCKHOLDERS.

Semi-Annual Report 2016

From the period October 1, 2015 through March 31, 2016
(Unaudited)

QCI Balanced Fund

QCI
ASSET MANAGEMENT, INC.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the QCI Balanced Fund (the "Fund"). The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

The QCI Balanced Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Rd., Suite 200, Raleigh, NC, 27609. There is no affiliation between the QCI Balanced Fund, including its principals, and Capital Investment Group, Inc.

Company History

Originally founded in 1975, QCI Asset Management is a completely independent, 100% employee owned firm, managing investment portfolios for high net worth individuals, trusts, pension and retirement plans, corporations, higher education and other non-for- profit clients. We also provide objective, fee-based consulting advice to the fiduciaries for participant-directed retirement plans.

You Come First. Your financial success is what drives us. We're focused on helping you achieve your goals for the future. Highly responsive client service and regular, proactive communication is what you can expect from us.

Right Sized for Success. QCI Asset Management is small enough to offer you the personal service you deserve, yet large enough to back up that service with knowledgeable talent experienced in the finance industry. We conduct our own investment research and provide a wide range of services, all without selling you commission based financial products.

Consistent, Responsible Investment Practices. The basic principles of good investing never change. At QCI, we've used the same fundamental approach for over forty years, because it works. Accounts are structured with the goal of achieving acceptable, absolute performance during strong "up" markets, while providing superior relative returns in "down" markets. We follow well-defined processes at every step, with focused attention to detail and precision.

This time-tested approach is now broadly available via our QCI Balanced Fund. For more information and a prospectus, please call (800) 836-3960.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the QCI Balanced Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: common stocks, preferred stock risk, derivative risk, fixed income risk, interest rate risk, general market risk, sector risk, large-cap securities risk, small-cap and mid-cap securities risk, micro-cap securities risk, risks related to investing in other investment companies, and investment advisor risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2016.

For More Information on Your QCI Balanced Fund:

See Our Web site at www.e-qci.com
or
Call Our Shareholder Services Group at 800-773-3863.

Dear Shareholders,

The gyrations we saw in the stock market late last summer have continued.  After a sharp snapback in the fall and early winter, 2016 started off in a rough and volatile fashion. US Stocks had gone 5 years without a substantial pullback, we have now had two 10%+ corrections in less than 6 months. Thankfully for QCI, we had been forecasting a troubled market and had below average equity allocations and some cash on the sidelines. Similar to last summer's pull back, a couple of sectors fared much worse than the overall market with biotech and financial stocks leading on the downside.

QCI used the early 2016 swoon to marginally increase our exposure to equities. While many view market volatility negatively, we view it as an opportunity to go shopping for stocks on sale. Despite increasing allocations during this time, we remain at the low end of our target exposure to stocks as our forecast for a weak economy and earnings leads us to be somewhat cautious. Added headwinds for stocks include full valuations on the broad stock market, and general complacency on the part of the investing public.

Global economic growth concerns have been gaining steam, and seem to have peaked in the first quarter. Commodity prices tumbled rapidly and the flight to quality trade pushed 10 year Treasury yields down to 1.64%, from 2.25% at the start of the year.  Economic data recently in the US seem to have at least stabilized, and are suggesting a modest pick-up in growth as we enter spring.

Corporate bonds underperformed due to spread widening. The effect on our holdings was muted as the majority of our corporate positions are shorter maturities. As the risk-off trade waned and the market began to rally, this spread widening reversed course, and yields rose from their lows. We remain focused on high quality holdings. Treasuries, Agencies, and strong corporate names make up the majority of our portfolio.

While QCIBX is just a tad over 2 years old, QCI Asset Management is fresh off our 40th anniversary. We remain committed to our long standing investment philosophy and to the responsibilities that you, as a client and fund holder place in us. We do not take this responsibility lightly. As always, we welcome your feedback and look forward to hearing from you if you have any questions or concerns.

(RCQCI0516001)

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of March 31, 2016
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 18.90%
Anheuser-Busch InBev Worldwide, Inc.	$675,000	1.375%	7/15/2017	$678,691
Apple, Inc.	675,000	7.050%	10/1/2018	707,757
Caterpillar Financial Services Corp.	350,000	5.450%	4/15/2018	379,247
Caterpillar Financial Services Corp.	300,000	4.920%	2/15/2019	340,229
Cisco Systems, Inc.	650,000	3.125%	7/15/2022	719,268
Comcast Corp.	675,000	5.750%	2/1/2019	715,274
CVS Health Corp.	280,000	5.750%	6/1/2017	294,988
CVS Health Corp.	395,000	2.750%	12/1/2022	405,705
Duke Energy Florida LLC	210,000	6.050%	6/15/2016	223,829
Duke Energy Florida LLC	190,000	5.800%	9/15/2017	207,463
Duke Energy Indiana LLC	435,000	6.000%	7/15/2018	439,577
General Mills, Inc.	430,000	5.250%	12/15/2016	446,919
General Mills, Inc.	245,000	5.700%	2/15/2017	272,330
John Deere Capital Corp.	225,000	2.000%	1/13/2017	230,008
John Deere Capital Corp.	170,000	2.800%	9/18/2017	171,442
John Deere Capital Corp.	255,000	5.650%	2/15/2019	257,219
Lockheed Martin Corp.	675,000	1.750%	5/17/2017	678,848
Microsoft Corp.	675,000	2.125%	9/15/2016	683,515
Norfolk Southern Corp.	275,000	7.700%	5/15/2017	293,853
Norfolk Southern Corp.	120,000	5.900%	3/15/2018	129,752
Norfolk Southern Corp.	250,000	3.250%	12/1/2021	258,774
The Southern Co.	385,000	1.950%	9/1/2016	386,818
The Southern Co.	265,000	2.450%	9/1/2018	269,238
Verizon Communications, Inc.	475,000	2.500%	9/15/2016	478,631
Verizon Communications, Inc.	200,000	2.000%	11/1/2016	201,400

Total Corporate Bonds (Cost $9,769,363)				9,870,775

FEDERAL AGENCY OBLIGATIONS - 7.43%
Federal Farm Credit Banks	200,000	1.850%	9/19/2018	204,804
Federal Farm Credit Banks	125,000	4.125%	3/4/2019	136,026
Federal Farm Credit Banks	50,000	1.480%	6/12/2019	49,912
Federal Home Loan Banks	1,000,000	1.750%	12/14/2018	1,023,269
Federal Home Loan Banks	45,000	1.625%	6/14/2019	45,895
Federal Home Loan Banks	135,000	4.375%	6/14/2019	149,116
Federal Home Loan Banks	250,000	5.125%	8/15/2019	283,478
Federal Home Loan Banks	375,000	4.500%	9/13/2019	419,004
Federal Home Loan Banks	1,270,000	4.125%	3/13/2020	1,411,133
Federal Home Loan Banks	100,000	1.540%	5/15/2020	100,001
Federal Home Loan Banks	60,000	1.600%	10/22/2020	60,001

Total Federal Agency Obligations (Cost $3,823,801)				3,882,639

				(continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2016
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

UNITED STATES TREASURY NOTES - 17.36%
United States Treasury Note	$1,850,000	1.375%	6/30/2018	$1,874,570
United States Treasury Note	1,875,000	2.000%	11/30/2020	1,942,309
United States Treasury Note	2,600,000	1.625%	11/15/2022	2,619,500
United States Treasury Note	2,500,000	2.375%	8/15/2024	2,632,812

Total United States Treasury Notes (Cost $8,884,664)				9,069,191

COMMON STOCKS - 52.18%			Shares

Consumer Discretionary - 6.70%
* Amazon.com, Inc.			900	534,276
* Cabela's, Inc.			5,000	243,450
Dick's Sporting Goods, Inc.			8,700	406,725
Ford Motor Co.			27,000	364,500
Lowe's Cos., Inc.			7,300	552,975
Starbucks Corp.			6,300	376,110
The TJX Cos., Inc.			6,600	517,110
Twenty-First Century Fox, Inc.			18,000	501,840
				3,496,986
Consumer Staples - 2.64%
Altria Group, Inc.			7,175	449,585
PepsiCo, Inc.			3,785	387,887
The Procter & Gamble Co.			6,585	542,011
				1,379,483
Energy - 5.24%
Baker Hughes, Inc.			5,000	219,150
Chevron Corp.			5,025	479,385
Exxon Mobil Corp.			9,500	794,105
Schlumberger Ltd.			7,975	588,156
Spectra Energy Corp.			21,500	657,900
				2,738,696
Financials - 9.14%
Bank of America Corp.			51,100	690,872
* Berkshire Hathaway, Inc.			5,000	709,400
Chubb Ltd.			4,075	485,536
JPMorgan Chase & Co.			10,950	648,459
The Goldman Sachs Group, Inc.			3,500	549,430
The PNC Financial Services Group, Inc.			5,350	452,450
Ventas, Inc.			12,000	755,520
Wells Fargo & Co.			9,950	481,182
				4,772,849

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2016
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Health Care - 5.41%
	Abbott Laboratories	10,500	$439,215
	AbbVie, Inc.	7,125	406,980
	Amgen, Inc.	3,725	558,489
	Bristol-Myers Squibb Co.	8,200	523,816
	Johnson & Johnson	4,275	462,555
	Zimmer Biomet Holdings, Inc.	4,075	434,517
			2,825,572
Industrials - 3.60%
	Caterpillar, Inc.	6,500	497,510
*	Gencor Industries, Inc.	10,000	146,200
	General Electric Co.	17,500	556,325
	The LS Starrett Co.	10,878	112,587
*	Transcat, Inc.	15,054	152,648
	United Parcel Service, Inc.	3,925	413,970
			1,879,240
Information Technology - 14.13%
*	Alphabet, Inc.	766	570,632
	Apple, Inc.	10,835	1,180,907
*	Check Point Software Technologies Ltd.	4,925	430,790
	Cisco Systems, Inc.	14,500	412,815
	Corning, Inc.	50,000	1,044,500
*	Digimarc Corp.	11,000	333,300
	EMC Corp.	19,200	511,680
*	Facebook, Inc.	5,000	570,500
	FLIR Systems, Inc.	12,000	395,400
	Intel Corp.	12,700	410,845
	MasterCard, Inc.	5,400	510,300
	Microsoft Corp.	7,150	394,894
*	Palo Alto Networks, Inc.	3,775	615,853
			7,382,416
Materials - 2.19%
	Barrick Gold Corp.	10,000	135,800
	Ecolab, Inc.	5,000	557,600
	Nucor Corp.	9,575	452,898
			1,146,298
Telecommunications - 0.96%
	Verizon Communications, Inc.	9,225	498,888
			498,888

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2016
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Utilities - 2.17%
Duke Energy Corp.		7,000	$564,760
The Southern Co.		11,000	569,030
			1,133,790

Total Common Stocks (Cost $25,647,701)			27,254,218

OPEN-END FUND - 2.49%
Templeton Global Bond Fund		113,495	1,298,378

Total Open-End Fund (Cost $1,442,683)			1,298,378

SHORT-TERM INVESTMENT - 1.71%
§ Federated Government Obligations Fund, 0.20%		890,724	890,724

Total Short-Term Investment (Cost $890,724)			890,724

Total Value of Investments (Cost $50,458,936) - 100.07%			$52,265,925

Liabilities in Excess of Other Assets - (0.07)%			(36,861)

Net Assets - 100.00%			$52,229,064

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Corporate Bonds	18.90%	$9,870,775
Federal Agency Obligations	7.43%	3,882,639
United States Treasury Notes	17.36%	9,069,191
Consumer Discretionary	6.70%	3,496,986
Consumer Staples	2.64%	1,379,483
Energy	5.24%	2,738,696
Financials	9.14%	4,772,849
Health Care	5.41%	2,825,572
Industrials	3.60%	1,879,240
Information Technology	14.13%	7,382,416
Materials	2.19%	1,146,298
Telecommunications	0.96%	498,888
Utilities	2.17%	1,133,790
Open-End Fund	2.49%	1,298,378
Short-Term Investment	1.71%	890,724
Liabilities in Excess of Other Assets	-0.07%	(36,861)
Total	100.00%	$52,229,064

See Notes to Financial Statements

QCI Balanced Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2016

Assets:
Investments, at value (cost $50,458,936)	$52,265,925
Receivables:
Fund shares sold	188,660
Dividends and interest	164,698
Prepaid expenses:
Registration & filing expenses	17,405
Fund accounting fees	2,298
Compliance fees	1,236
Shareholder fulfillment expenses	873
Trustee fees and meeting expenses	798

Total assets	52,641,893

Liabilities:
Due to custodian	1,850
Payables:
Investments purchased	365,067
Fund shares purchased	12,241
Accrued expenses:
Investment advisory fees	18,566
Professional fees	4,834
Custody fees	4,497
Administration fees	4,286
Insurance fees	1,280
Security pricing fees	208

Total liabilities	412,829

Net Assets	$52,229,064

Net Assets Consist of:
Paid in Interest	$51,658,450
Undistributed net investment income	17
Accumulated net realized loss on investments	(1,236,392)
Net unrealized appreciation on investments	1,806,989

Total Net Assets	$52,229,064
Institutional Class Shares Outstanding, no par value (unlimited authorized shares)	4,907,140
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.64

See Notes to Financial Statements

QCI Balanced Fund

Statement of Operations
(Unaudited)

For the period ended March 31, 2016

Investment Income:
Dividend income	$340,301
Interest income	178,200

Total Investment Income	518,501

Expenses:
Investment advisory fees (note 2)	177,695
Administration fees (note 2)	23,693
Fund accounting fees (note 2)	16,398
Professional fees	13,624
Transfer agent fees (note 2)	11,478
Registration and filing fees	9,984
Custody fees (note 2)	8,739
Compliance fees (note 2)	5,250
Shareholder fulfillment expenses	4,350
Trustee fees and meeting expenses	4,000
Security pricing fees	5,250
Insurance fees	1,250

Total Expenses	281,711

Advisory fees waived (note 2)	(44,789)

Net Expenses	236,922

Net Investment Income	281,579

Realized and Unrealized Gain (Loss) on Investments

Net realized loss from investment transactions	(837,187)
Net realized gain from options written	4,594

Net change in unrealized appreciation on investments	2,917,252

Net Realized and Unrealized Gain on Investments	2,084,659

Net Increase in Net Assets Resulting from Operations	$2,366,238

See Notes to Financial Statements

QCI Balanced Fund

Statements of Changes in Net Assets
	March 31,	September 30,
For the period or year ended	2016 (a)	2015

Operations:
Net investment income	$281,579	$419,001
Net realized loss from investment transactions	(837,187)	(417,839)
Net realized gain from options written	4,594	18,515
Net change in unrealized appreciation (depreciation) on investments	2,917,252	(1,064,670)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,366,238	(1,044,993)

Distributions to Shareholders:
Net investment income	(281,573)	(479,884)
Capital gains	-	(127,764)

Decrease in Net Assets Resulting from Distributions	(281,573)	(607,648)

Beneficial Interest Transactions:
Shares sold	7,710,396	23,795,596
Reinvested dividends and distributions	277,254	605,328
Shares repurchased	(2,752,240)	(6,305,182)

Increase from Beneficial Interest Transactions	5,235,410	18,095,742

Net Increase in Net Assets	7,320,075	16,443,101

Net Assets:
Beginning of period	44,908,989	28,465,888
End of period	$52,229,064	$44,908,989

Undistributed Net Investment Income	$17	$11

Institutional Share Class Information:
Shares sold	746,615	2,237,333
Reinvested distributions	26,332	57,444
Shares repurchased	(267,004)	(597,115)

Net Increase in Shares of Beneficial Interest	505,943	1,697,662

(a) Unaudited.

See Notes to Financial Statements

QCI Balanced Fund

Financial Highlights - Institutional Class Shares

For a share outstanding during each	March 31,		September 30,
of the periods or fiscal year ended	2016	(d)	2015	2014	(e)

Net Asset Value, Beginning of Period	$10.20		$10.53	$10.00

Income from Investment Operations
Net investment income	0.06		0.10	0.02
Net realized and unrealized gain (loss) on securities	0.44		(0.27)	0.51

Total from Investment Operations	0.50		(0.17)	0.53

Less Distributions:
Dividends (from net investment income)	(0.06)		(0.12)	-
Distributions (from capital gains)	-		(0.04)	-

Total from Distributions	(0.06)		(0.16)	-

Net Asset Value, End of Period	$10.64		$10.20	$10.53

Total Return (b)	0.33%		(1.63)%	5.30%

Net Assets, End of Period (in thousands)	$52,229		$44,909	$28,466

Ratios of:
Gross Expenses to Average Net Assets (c)	1.37%	(a)	1.20%	1.65%	(a)
Net Expenses to Average Net Assets (c)	1.00%	(a)	1.00%	1.00%	(a)
Net Investment Income to Average Net Assets	1.18%	(a)	1.05%	0.80%	(a)

Portfolio turnover rate	10.44%	(b)	24.04%	28.77%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d) Unaudited.
(e)	For the period from January 30, 2014 (Date of Initial Public Investment) to September 30, 2014.

See Notes to Financial Statements

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The QCI Balanced Fund (the "Fund") is a series of the Starboard Investment Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on January 30, 2014. The investment objective of the Fund is to balance current income and principal conservation with the opportunity for long-term growth.  The Fund seeks to achieve its investment objective by investing in a diverse portfolio of corporate, agency, and U.S. Government fixed income securities, preferred stock, common stock of primarily large and mid-capitalization issuers, and derivative securities.  Allocation to equity and fixed income securities will range from 25%-75% of assets.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Retail Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees. The Retail Class Shares are subject to distribution plan fees as described in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of March 31, 2015, no Retail Class Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Each Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2016 for the Fund's assets measured at fair value:

QCI Balanced Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$9,870,775	$-	$9,870,775	$-
Federal Agency Obligations	3,882,639	-	3,882,639	-
United States Treasury Notes	9,069,191	-	9,069,191	-
Common Stocks*	27,254,218	27,254,218	-	-
Open-End Fund	1,298,378	1,298,378	-	-
Short-Term Investment	890,724	890,724	-	-
Total Assets	$52,265,925	$29,443,320	$22,822,605	$-

*	Refer to the Schedule of Investments for industry classification.
(a)	The Fund had no transfers into or out of Level 1, 2, or 3 during the period ended March 31, 2016. It is the Fund's policy to record transfers at the end of the reporting period.

Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

A summary of option contracts written by the Fund during the period ended March 31, 2016 were as follows:

Option Contracts Written for the period ended March 31, 2016	Number of Contracts	Premiums Received
Options Outstanding, Beginning of Period	-	$-
Options written	70	15,762
Options closed	(60)	(11,477)
Options expired	(10)	(4,285)
Options Outstanding, End of Period	-	$-

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statement of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The derivative instruments outstanding as of March 31, 2016 are disclosed below and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity in the Fund.

There were no derivative instruments outstanding as of March 31, 2016, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund as shown in the options contracts table above.

The following table sets forth the effect of the option contracts on the Statement of Operations for the period ended March 31, 2016:

Derivative Type	Location	Gains (Losses)
Equity Contracts – written options	Net realized gain from options written	$4,594

Equity Contracts – written options	Change in unrealized appreciation on options written	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.75% of the Fund's average daily net assets.  For the period ended March 31, 2016, $177,695 in advisory fees were incurred and $44,789 in advisory fees were waived by the Advisor.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.00% of the average daily net assets of the Fund for the current fiscal period.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2017.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Administrator
The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.030%

The Fund paid $23,693 in administration fees, $8,739 in custody fees, and $16,398 in fund accounting fees for the period ended March 31, 2016.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services based upon $21 per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 for each additional class. For the period ended March 31, 2016, the Fund incurred $11,478 in transfer agent fees.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain officers of the Trust are also officers of the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the period ended March 31, 2016, no fees were incurred by the Fund.

4.	Purchases and Sales of Investment Securities

For the period ended March 31, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$7,915,977	$4,147,247

Purchases of Government Securities	Proceeds from Sales of Government Securities
$3,710,937	$1,730,194

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions to be taken on Federal income tax returns for the open tax years of 2013, 2014, 2015, and as of and during the period ended March 31, 2016, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

Distributions during the period or fiscal year ended were characterized for tax purposes as follows:

	Period Ended March 31, 2016	Fiscal Year Ended September 30, 2015
Ordinary Income	$281,573	$607,648
Long-term capital gain	-	-

At March 31, 2016, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$50,458,936

Unrealized Appreciation	$2,633,273
Unrealized Depreciation	(826,284)
Net Unrealized Appreciation	$1,806,989

6.	Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

QCI Balanced Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's six month period ended March 31, 2016.

During the period ended March 31, 2016, the Fund paid no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
(Continued)

QCI Balanced Fund

Additional Information
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class Shares	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,001.65	$5.01
	$1,000.00	$1,010.03	$5.05
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.00%,    multiplied by 183/366 (to reflect the one-half year period).

Edward Shill, CFA
LEAD PORTFOLIO MANAGER

EDUCATION

Chartered Financial Analyst (CFA) designation
University Center Binghamton, MS Economics and Finance
SUNY Brockport, BS Economics and Finance

SPECIALIZATIONS

Ed is Principal and Chief Investment Officer of QCI focusing on asset allocation and portfolio construction. Other primary responsibilities include portfolio management for institutional and taxable clients.

GENERAL BACKGROUND

Joined the firm in 1992, after having served as an analyst and portfolio manager for five years for Fleet/Norstar Investment Advisors.

Gerald Furciniti, CFA
CO-PORTFOLIO MANAGER

EDUCATION

Chartered Financial Analyst (CFA) designation
Rochester Institute of Technology MBA Finance
Rochester Institute of Technology BS with Honors, Biology

SPECIALIZATIONS

Jerry is responsible for constructing and maintaining portfolios for individual and institutional clients. He also leads the equity research process and manages analyst development.

GENERAL BACKGROUND

Joined QCI in 2001 after having served as an Analyst in the New Business Development Group in Kodak's Health Imaging Division.

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: May 25, 2016	Katherine M. Honey President and Principal Executive Officer QCI Balanced Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: May 25, 2016	Katherine M. Honey President and Principal Executive Officer QCI Balanced Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: May 25, 2016	Ashley E. Harris Treasurer and Principal Financial Officer QCI Balanced Fund